Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net deferred gains (losses) on derivative-hedging activities, tax	$ (10)	$ (3)	$ (37)
Changes in unrealized net gains (losses) on investment securities, tax	5	(121)	(53)
Changes in net unrecognized pension and other postretirement benefit costs, tax	75	32	189
Net derivative (gains) losses-hedging activities, tax	(35)	18	100
Net realized (gains) losses on investment securities, tax	(2)	21	15
Net pension and other postretirement benefit costs, tax	(21)	(32)	(22)
Changes in other comprehensive income (loss) from equity method investees, tax	(1)	(2)
Virginia Electric and Power Company
Net deferred gains (losses) on derivative-hedging activities, tax	(1)	3	1
Changes in unrealized net gains (losses) on investment securities, tax		(16)	(7)
Net realized (gains) losses on investment securities, tax		3	2
Dominion Energy Gas Holdings, LLC
Net deferred gains (losses) on derivative-hedging activities, tax	5	(3)	10
Changes in net unrecognized pension and other postretirement benefit costs, tax	20	(8)	14
Net derivative (gains) losses-hedging activities, tax	(7)	2	(6)
Net pension and other postretirement benefit costs, tax	$ (2)	$ (2)	$ (2)